Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Dividends received from subsidiary	£ 20	£ 37	£ 76
Net interest (expense)/income	8,073	8,122	9,407
Other income	88	31	99
Impairment reversal/(charge) of investment in subsidiary	653	(4,838)	(1,912)
Operating expenses	(14,439)	(13,886)	(15,434)
Profit before tax	8,414	3,065	4,357
Taxation	(1,188)	(604)	(1,003)
Profit after tax	7,226	2,461	3,354
Other comprehensive income	(2,218)	(395)	(561)
Total comprehensive income for the year	5,008	2,066	2,793
Attributable to:
Equity holders of the parent	6,375	1,526	2,461
Other equity instrument holders	804	857	813
Profit after tax	7,226	2,461	3,354
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	4,961	1,988	2,713
Other equity instrument holders	47	78	80
Total comprehensive income for the year	5,008	2,066	2,793
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Dividends received from subsidiary	1,356	763	1,560
Net interest (expense)/income	(161)	(175)	214
Other income	659	1,192	1,760
Impairment reversal/(charge) of investment in subsidiary	2,573	(2,573)	0
Operating expenses	(160)	(241)	(267)
Profit before tax	4,267	(1,034)	3,267
Taxation	76	16	(86)
Profit after tax	4,343	(1,018)	3,181
Other comprehensive income	0	0	0
Total comprehensive income for the year	4,343	(1,018)	3,181
Attributable to:
Equity holders of the parent	3,539	(1,875)	2,368
Other equity instrument holders	804	857	813
Profit after tax	4,343	(1,018)	3,181
Total comprehensive income/(loss) attributable to:
Equity holders of the parent	3,539	(1,875)	2,368
Other equity instrument holders	804	857	813
Total comprehensive income for the year	£ 4,343	£ (1,018)	£ 3,181